Commitments And Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended		12 Months Ended
	Oct. 31, 2014	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Line Items]
Operating lease adjustment period			5 years
Annual lease payments for land			$ 557
Annual lease payments for land due on aggregate remaining years			13,189
Estimated annual commitments to purchase water through the next five years			9,281
Aggregate amount of the commitments for the remaining years			23,458
Purchase Obligation Term			20 years
capital investment in water mains	100
Payment to support and promote conservation education and awareness	12
Estimated capital expenditures required next four years			4,200
Aggregate amount accrued for loss contingencies			11,885
Amount probable of recovery through insurance			1,210
Potential fines	0	227
Contingent liability for self-insured employee medical benefit program			$ 1,468	$ 1,965
Minimum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year			2015
Maximum [Member]
Commitments And Contingencies [Line Items]
Operating leases, expiration year			2051